Deferred Tax Liabilities - Summary of Deferred Tax Liabilites (Detail) - HKD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ 242,913,577
Deferred tax charged to profit or loss during the year (Note 9)	(242,913,577)	$ 79,556,400	$ 33,148,500
Ending balance		242,913,577
Unrealized Gain on Investment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	242,913,577	163,357,177
Deferred tax charged to profit or loss during the year (Note 9)	(242,913,577)	79,556,400
Ending balance	$ 0	$ 242,913,577	$ 163,357,177